UNITED STATES SECURTIES
                        AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

This Amendment is a restatement

Institutional Investment Manager Filing this report:

     FBB Capital Partners
     4520 East West Highway
     Suite 450
     Bethesda, MD  20814

13F File Number:  028-05863

The institutional investment manager filing this report and the person by whom it is signed is herby represent that the person signing the report is authorized to submit it, that all information is contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

     Name:     Bridget M. Simpson
     Title:    Operations Manager
     Phone:    ###-##-####

Electronic Signature,

Bridget M. Simpson                 February 14, 2010
4520 East West Highway
Suite 450
Bethesda, MD  20814
Report Type - 13F Holdings Report

AAG Hlds 7.25%            pfd  000336305  716372 32415 sole
ABB Ltd Sponsored ADR     com  000375204  586591 32248 sole
Aflac Incorporated        com  001055102 1477398 31195 sole
Abbott Laboratories       com  002824100  365745  6831 sole
Air Products and          com  009158106 1118715 16355 sole
Chemicals, In
Allianz SE 8.375%         pfd  018805200  974274 38873 sole
Allstate Corporation      com  020002101  303851 10332 sole
American Electric Power   com  025537101  607808 18374 sole
Compan
American Express Company  com  025816109 1081003 28232 sole
Amer Fin 7.125%           pfd  025932203  722725 31505 sole
Amgen Inc.                com  031162100 2957715 52348 sole
Annaly Mtg Mgmt Inc       com  035710409  727046 42295 sole
Aon Corp.                 com  037389103  484955 12305 sole
Apache Corporation        com  037411105 2687961 26928 sole
Apple Computer, Inc.      com  037833100  372506  1875 sole
Atmos Energy Corporation  com  049560105 1977231 73367 sole
BB&T Corporation          com  054937107  203799  7495 sole
Bank of America 7%        pfd  055188205  430645 19557 sole
BP Plc Sponsored ADR      com  055622104 2316791 42277 sole
BP Prudhoe Bay Rty Tr     com  055630107 1708952 19885 sole
Unit Ben
Bank Of America           com  060505104 2431802 166220 sole
Corporation
Bank Of America 7.25% pfd pfd  060505724  649489 27935 sole
C. R. Bard, Inc.          com  067383109  864313 10604 sole
Baxter International Inc. com  071813109  411169  7341 sole
1/100th Berkshire         com  084670108  229900   200 sole
Hathaway Inc
Berkshire Hathaway Inc.   com  084670207 3071051 40045 sole
Class
BHP Billiton Limited      com  088606108 1318961 18155 sole
CBIZ Inc                  com  124805102  452237 65070 sole
CBS CP 7.25%              pfd  124857301  658118 27910 sole
Canon Inc ADR             com  138006309  294673  7389 sole
Caterpillar Inc.          com  149123101 2224482 39617 sole
Celgene Corp              com  151020104  920094 16094 sole
Chesapeake Energy         com  165167107  732773 29159 sole
Corporation
Chevron Corporation       com  166764100 2432549 33913 sole
Church & Dwight Co., Inc. com  171340102 1342864 20871 sole
Clorox Company            com  189054109 3141157 52248 sole
Coca-Cola Company         com  191216100  628328 11588 sole
Colgate-Palmolive Company com  194162103  221503  2757 sole
Consolidated Edison, Inc. com  209115104  352822  8173 sole
DENTSPLY International    com  249030107  812286 24607 sole
Inc.
Walt Disney Company       com  254687106  229771  7618 sole
Dow Chemical Company      com  260543103  486466 17461 sole
E.I. du Pont De Nemours   com  263534109 2672990 82119 sole
and Co
Duke Realty 6.625%        pfd  264411778  878280 45040 sole
eBay Inc.                 com  278642103  443884 20058 sole
El Paso Pipeline Ptnr Lp  com  283702108  384440 15912 sole
Enterprise Prd Prtnrs LP  com  293792107  591278 19080 sole
Express Scripts, Inc.     com  302182100  268522  3095 sole
FPL Grp Capital 8.75%     pfd  302570601  363037 12420 sole
FPL Group, Inc.           com  302571104 1729071 37621 sole
Fastenal Co               com  311900104  987130 23425 sole
General Dynamics          com  369550108 1143255 16862 sole
Corporation
General Electric Company  com  369604103 4024098 255174 sole
GE Capital 6.1%           pfd  369622519  810583 33085 sole
Genuine Parts Company     com  372460105 1767405 46621 sole
Gilead Sciences, Inc.     com  375558103 1804655 38594 sole
HNI Corporation           com  404251100  344880 14216 sole
HSBC Hldgs Plc ADR A 6.2% pfd  404280604  914381 41525 sole
HCP Inc.                  com  421915109 1217675 43426 sole
Hewlett-Packard Company   com  428236103 4654707 95736 sole
Honeywell International   com  438516106 1137100 29744 sole
Inc.
Intel Corporation         com  458140100 2324310 115868 sole
International Business    com  459200101 2895188 23399 sole
Machine
iShares Nasdaq            com  464287556  256685  3068 sole
Biotechnology S
iShares Cohen & Steers    com  464287564 1509892 31157 sole
Realty
iShares Dow Jones US      com  464287697  354361  5049 sole
Utilities
Jacobs Engineering Group  com  469814107  261022  7093 sole
Inc.
Johnson & Johnson         com  478160104 3916846 62261 sole
K TRON INTL INC COM       com  482730108  253844  1700 sole
Kimberly-Clark            com  494368103 1199541 20266 sole
Corporation
Kinder Morgan Energy      com  494550106  953929 15524 sole
Partners
Lehman Brothers Holdings  com  524908100     710 10000 sole
Inc.
Eli Lilly and Company     com  532457108  369648 10818 sole
Lowe's Companies, Inc.    com  548661107 1545294 69702 sole
Magellan Midstream        com  559080106  722440 17051 sole
Partners, L
Markel Corp Sr Deb        pfd  570535203 1197630 46045 sole
Exp2046
Marriott International,   com  571903202 2299367 86248 sole
Inc.
McDonald's Corporation    com  580135101  584928  9170 sole
Medtronic, Inc.           com  585055106  702950 16618 sole
Merck & Co., Inc.         com  589331107  220837  5988 sole
Mercury General           com  589400100  370238  9669 sole
Corporation
Microsoft Corporation     com  594918104 3494594 124274 sole
Midway Gold Corp. F       com  598153104    6600 10000 sole
Nationwide Health         com  638620104  204630  6227 sole
Properties
Nestle S.A. Sponsored ADR com  641069406  238286  5167 sole
NIKE, Inc. Class B        com  654106103  628897  9990 sole
Nokia Corporation         com  654902204  568610 43439 sole
Novo Nordisk              com  670100205  983660 13923 sole
Nucor Corporation         com  670346105  824481 20036 sole
Nstar                     com  671698107  639461 19302 sole
PepsiCo, Inc.             com  713448108 2819596 46079 sole
Pfizer Inc.               com  717081103 2263707 126676 sole
Philip Morris Intl Inc    com  718172109  487442 10015 sole
Plum Creek Timber         com  729251108 1063347 29802 sole
Company, Inc
Procter & Gamble Company  com  742718109 2175746 35115 sole
Prologis                  com  743410102  297855 25199 sole
ProLogis 6.75%            pfd  743410805 1115221 53823 sole
QUALCOMM, Incorporated    com  747525103 3780692 99466 sole
Raytheon Company          com  755111507  601392 11207 sole
Regal Entertainment Group com  758766109  207923 14369 sole
Regency Center 7.25%      pfd  758849400  273770 11955 sole
Roper Industries Inc.     com  776696106  845438 15964 sole
StreetTRACKS Gold ETF     com  802176107  241792  2257 sole
Charles Schwab            com  808513105  492519 27857 sole
Corporation
Southern Company          com  842587107 1977705 63145 sole
Stryker Corporation       com  863667101  767781 14717 sole
SunTrust Banks, Inc.      com  867914103  506722 22541 sole
Teva Pharmaceutical       com  881624209 2675153 45886 sole
Industries
Tiffany & Co.             com  886547108  230323  5545 sole
U.S. Bancorp              com  902973304 2351183 100093 sole
Union Pacific Corporation com  907818108  731435 11499 sole
United Technologies       com  913017109 1652371 24769 sole
Corporatio
V F Corp                  com  918204108 1341149 18038 sole
Wal-Mart Stores, Inc.     com  931142103 1325204 24966 sole
Walgreen Co.              com  931422109 1577724 46956 sole
Washington Real Estate    com  939653101 1056987 41696 sole
Investm
Wells Fargo & Company     com  949746101 2417214 89262 sole
Xilinx Inc                com  983919101  726341 29695 sole
YUM! Brands, Inc.         com  988498101  904242 27081 sole
Target Corporation        com  87612E106  318889  6487 sole
Total S.A. Sponsored ADR  com  89151E109  368981  6426 sole
Akamai Technologies       com  00971T101 1890065 74500 sole
AMB Property Corp Pfd Ser pfd  00163t505  238172 10469 sole
O 7%
AT&T Inc.                 com  00206R102 1983502 78742 sole
Agilent Technologies,     com  00846U101  211539  7205 sole
Inc.
Altria Group, Inc.        com  02209S103  665685 33946 sole
Apollo Invt Corp Com      com  03761U106  210211 19982 sole
Barclays Bk Plc 6.625%    pfd  06739f390  779378 36850 sole
Barclays Bk 8.125%        pfd  06739H362  342000 13680 sole
Capital One 7.5% Pfd      pfd  14041L204  307566 12600 sole
China Petroleum &         com  16941R108  237730  3087 sole
Chemical Cor
Cisco Systems, Inc.       com  17275R102 3810015 159215 sole
Citigroup Captl VII       pfd  17306N203  305960 15298 sole
7.125%
Citigroup Cap 6.35%       pfd  17311H209  600513 34315 sole
Citigroup Cap 7.25%       pfd  17311U200  208590 10200 sole
Cogent Comm Group Incw    com  19239V302  355580 31862 sole
Cohen & Steers Quality    com  19247L106   75055 13379 sole
Income
ConocoPhillips            com  20825C104 3426470 70071 sole
Deutsche Bank 6.625%      pfd  25153Y206  945302 42201 sole
Deutsche Bank 7.35%       pfd  25154D102  637918 26905 sole
Diageo Plc                com  25243Q205  778892 12155 sole
Dominion Resources, Inc.  com  25746U109 3097762 83565 sole
Dominion Res 8.375 Jr Sub pfd  25746U604  709193 25410 sole
Nts
Duke Energy Corporation   com  26441C105  269017 16596 sole
Entergy Corporation       com  29364G103  765617  9873 sole
Exelon Corporation        com  30161N101 2130597 48733 sole
Exxon Mobil Corporation   com  30231G102 3869862 59317 sole
Global Payments Inc       com  37940X102  890160 19525 sole
Goldman Sachs Group In    pfd  38144x500  918556 36364 sole
Pfd 1/1
Google Inc. Class A       com  38259P508  216706   404 sole
JPMorgan Chase Cap J Tr   pfd  46623D200  277612 10840 sole
7%
JPMorgan Chase & Co.      com  46625H100  771584 19774 sole
MBNA Capital Ser E 8.1%   pfd  55270B201  548165 22955 sole
M&T Capital Tr  8.50%     pfd  55292C203  765455 28445 sole
Metlife Inc 6.5% Pfd Ser  pfd  59156R603 1348184 54428 sole
B
Monsanto Company          com  61166W101 2211721 29194 sole
NYSE Group, Inc.          com  62949W103  819233 33074 sole
National City Cap 6.625%  pfd  63540T200  539032 23725 sole
Novartis AG Sponsored ADR com  66987V109 1509211 28021 sole
Nustar Energy Lp          com  67058H102  673046 12552 sole
Oracle Corporation        com  68389X105  564485 24175 sole
Powershs Commdty Indx     com  73935S105 2715750 117311 sole
Praxair, Inc.             com  74005P104 1268293 16638 sole
T. Rowe Price Group, Inc. com  74144T108  489365  9985 sole
Public Storage 6.625% Pfd pfd  74460D232  228029  9679 sole
Public Storage Inc Pfd 7% pfd  74460D364 1525884 62281 sole
Select Sector SPDR Trust- com  81369Y506  329242  5925 sole
Energ
Select Sector SPDR Trust- com  81369y803  485326 22764 sole
Techn
TC Pipelines LP           com  87233Q108  788476 21969 sole
3M Company                com  88579Y101 1565351 19501 sole
Verizon Communications    com  92343V104 3068648 105670 sole
Inc.
Waste Management, Inc     com  94106L109 1815779 56867 sole
WellPoint, Inc.           com  94973V107 1056316 17454 sole
Wells Fargo Capital IV    pfd  94976Y207  500015 19834 sole
Gtd Cap
Xcel Energy Inc.          com  98389B100 1969320 97059 sole
Xcel Energy  7.6%         pfd  98389B886  990024 37275 sole
PartnerRe Ltd.            com  G6852T105 1639729 21499 sole
Partner Re Ltd Pfd C      pfd  G6852T204  670018 28670 sole
6.75%
Partner Re Ltd Pfd D 6.5% pfd  G68603409 1046425 46159 sole
Transocean Inc.           com  G90078109 1298642 15104 sole